Description of the Business	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business	Description of the Business
Background and Nature of Operations
Livent Corporation ("Livent", "we", "us", "Company" or "our"), manufactures lithium for use in a wide range of lithium products, which are used primarily in lithium-based batteries, specialty polymers, and chemical synthesis applications. We serve a diverse group of markets. Our product offerings are primarily inorganic and generally have few cost-effective substitutes. A major growth driver for lithium in the future will be the rate of adoption of electric vehicles.
Most markets for lithium chemicals are global with significant growth occurring both in Asia and North America, primarily driven by the development and manufacture of lithium-ion batteries. We are one of the primary producers of performance lithium compounds.
The Separation
On March 31, 2017, our parent, FMC Corporation ("Parent" or "FMC") publicly announced a plan to separate Livent into a publicly traded company (the “Separation”). Prior to the completion of the initial public offering ("IPO") on October 15, 2018 (the "Separation Date"), we were a wholly owned subsidiary of FMC, and all of our outstanding shares of common stock were owned by FMC. Following a series of restructuring steps, on October 1, 2018, prior to the IPO of Livent common stock, FMC transferred to us substantially all of the assets and liabilities of its lithium business (the “Lithium Business”). In exchange, we issued to FMC all 123 million shares of our common stock.
On October 15, 2018 (the "Separation Date"), we completed the IPO and sold 20 million shares of Livent common stock to the public at a price of $17.00 per share. On November 8, 2018, the underwriters exercised, in full, their option (the "Over-allotment Option Exercise") to purchase an additional 3 million shares of our common stock, the closing of which was completed on November 13, 2018. Our common stock is listed on the New York Stock Exchange (the “NYSE”) under the symbol “LTHM.”
Net proceeds from the sale of 23 million shares of our common stock issued in connection with the IPO and Over-allotment Option Exercise were approximately $369 million, after deducting underwriting discounts and commissions. The net proceeds from the offering, after payment of financing fees and other IPO related costs, were subsequently distributed to FMC. Immediately following the IPO and Over-allotment Option Exercise, FMC owned approximately 84% of our outstanding common stock. Accordingly, we were considered a “controlled company” under the NYSE rules.
In connection with the Separation and completion of the IPO, we entered into certain agreements with FMC that govern various relationships between the parties. These agreements include a separation and distribution agreement, a transition services agreement, a shareholders’ agreement, a tax matters agreement, a registration rights agreement, an employee matters agreement and a trademark license agreement.
Pursuant to U.S. GAAP, costs incurred associated with separation activities are expensed as incurred. For the Livent Separation, these costs primarily consist of legal, accounting, professional advisory and other transaction fees associated with the preparation and execution of separation activities. Livent generally expects to continue to incur such separation related costs up to one year from the Separation Date or until such time an orderly separation and transition of various functions and processes is in place.
The Distribution
On March 1, 2019, FMC completed its previously announced spin-off distribution of 123 million shares of common stock of Livent as a pro rata dividend on shares of FMC common stock outstanding at the close of business on the record date of February 25, 2019 (the “Distribution”). Each share of FMC common stock received 0.935301 shares of Livent common stock in the Distribution. Immediately prior to the Distribution, FMC owned 123 million shares of Livent common stock, representing approximately 84% of the outstanding shares of Livent common stock. Effective upon the Distribution, we became an independent company and FMC no longer owns any shares of Livent common stock.